Subsequent Events (Details)	Aug. 20, 2025 USD ($)	Aug. 20, 2025 AUD ($)	Sep. 12, 2025 USD ($)	Jun. 10, 2025 USD ($)	Jun. 10, 2024 USD ($)
Subsequent Events [Line Items]
Convertible note			$ 259,082	$ 259,082
Softbank Robotics Singapore Pte Ltd [Member]
Subsequent Events [Line Items]
Convertible note					$ 1,000,000
Scenario and Forecast [Member]
Subsequent Events [Line Items]
Consideration of ordinary shares		$ 50,000
Percentage of revenue share	10.00%	10.00%
Scenario and Forecast [Member] | Software Risk [Member]
Subsequent Events [Line Items]
Consideration of ordinary shares	$ 100,000
Scenario and Forecast [Member] | Softbank Robotics Singapore Pte Ltd [Member]
Subsequent Events [Line Items]
Convertible note			$ 1,000,000